PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COST
Beginning balance	$ 55,760,000	$ 54,262,000
Additions/ Transfers	2,159,000	1,488,000
Effect of movements in exchange rates	3,000	10,000
Ending balance	57,922,000	55,760,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	20,914,000	18,604,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	1,610,000	2,310,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	22,524,000	20,914,000
NET BOOK VALUE
Plant, equipment and mining properties	35,398,000	34,846,000	$ 35,658,000
Office equipment, furniture, and fixtures [Member]
COST
Beginning balance	563,000	524,000
Effect of movements in exchange rates	0	6,000
Ending balance	593,000	563,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	187,000	84,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	81,000	103,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	268,000	187,000
NET BOOK VALUE
Plant, equipment and mining properties	325,000	376,000	440,000
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	30,000	34,000
Mine machinery and transportation equipment [Member]
COST
Beginning balance	12,955,000	12,919,000
Ending balance	14,200,000	12,955,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	4,907,000	4,854,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	46,000	53,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	4,953,000	4,907,000
NET BOOK VALUE
Plant, equipment and mining properties	9,247,000	8,048,000	8,065,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	0	0
Additions / Transfers	1,245,000	36,000
Mill machinery and processing equipment [Member]
COST
Beginning balance	17,483,000	17,554,000
Ending balance	17,916,000	17,483,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	5,297,000	4,013,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	1,067,000	1,284,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	6,364,000	5,297,000
NET BOOK VALUE
Plant, equipment and mining properties	11,552,000	12,186,000	13,541,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	0	0
Additions / Transfers	433,000	(71,000)
Mining Property [Member]
COST
Beginning balance	13,149,000	13,637,000
Additions/ Transfers	0	(493,000)
Ending balance	13,151,000	13,149,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	8,643,000	8,066,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	160,000	577,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	8,803,000	8,643,000
NET BOOK VALUE
Plant, equipment and mining properties	4,348,000	4,506,000	5,571,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	2,000	5,000
Computer equipment [member]
COST
Beginning balance	347,000	341,000
Ending balance	362,000	347,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	256,000	213,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	43,000	43,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	299,000	256,000
NET BOOK VALUE
Plant, equipment and mining properties	63,000	91,000	128,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	0	0
Additions / Transfers	15,000	6,000
Buildings [Member]
COST
Beginning balance	11,263,000	9,287,000
Ending balance	11,700,000	11,263,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	1,624,000	1,374,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	213,000	250,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	1,837,000	1,624,000
NET BOOK VALUE
Plant, equipment and mining properties	9,863,000	9,639,000	$ 7,913,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	1,000	0
Additions / Transfers	$ 436,000	$ 1,976,000